UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03639
Morgan Stanley Mid Cap Growth
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2009
Date of reporting period: March 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Mid Cap Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended March 31, 2009

Total Return for the 6 Months Ended March 31, 2009

Russell
				Midcap®	Lipper
				Growth	Mid-Cap Growth
Class A	Class B	Class C	Class I	Index[1]	Funds Index[2]
–28.68%	–28.94%	–28.93%	–28.58%	–29.81%	–29.44%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month reporting period began just as Congress was passing the Troubled Asset Relief Program, the first rescue package since the start of the credit crisis. The plan failed to bolster investor confidence, particularly as bad news on the financial sector or the economy barraged investors almost daily. In November, it was confirmed that the U.S. economy had been in recession since December 2007. The auto industry, also hovering on bankruptcy, sought bailouts from the government, which further dragged down investor sentiment. As such, the market remained volatile through year end.

The first two months of 2009 saw more of the same market turbulence. The first stimulus plan announced by the new Treasury secretary was disappointing to investors, the health of the financial system still seemed uncertain, and weak economic data continued to fuel assertions that the economy could remain in recession all year. However, in March, a more detailed plan from the government and more positive news from the banking sector led the market to rally. But investors remained wary, as the first quarter earnings were about to be reported (after the close of the period) and expectations for corporate performance were very low.

In the first few months of 2009, Fund performance rebounded significantly from the second half of 2008, yet we have made few changes to the names held in the portfolio. Last year we felt that market volatility was far greater than fundamental business volatility. The market was fearful and rotational, and there was little differentiation on fundamentals and quality. Undoubtedly, the start of 2009 has been rocky. Yet, in our view, we are starting to see some focus on company fundamentals. While there has been little visibility in the short term, we have felt confident that our long-term perspective is likely to fare well over a three- to five-year horizon. The investment team continues to focus on quality — the nature and sustainability of competitive advantage and balance sheet strength.

Performance Analysis

All share classes of Morgan Stanley Mid Cap Growth Fund outperformed the Russell Midcap® Growth Index (the “Index”) and the Lipper Mid-Cap Growth Funds Index for the six months ended March 31, 2009, assuming no deduction of applicable sales charges.

The Fund’s outperformance relative to the Index during the period was more a result of what we didn’t own rather than what we owned in the portfolio. For example, the other energy sector (which includes oil and natural gas producers) overall was extremely volatile during the period, but we owned natural gas producers with long-lived reserves (that is reserves longer than the industry average of six years) that are less dependent on the capital markets for funding, which held up better than some of the oil production companies within the sector. As a result, stock selection in the other energy sector contributed positively to performance. Similarly, stock selection in the autos and transportation group was additive. The auto industry has been crushed these past six months; however, we did not own any auto parts/truck holdings in the portfolio. Rather, the Fund’s holdings were in logistic and platform companies, which performed relatively better than the rest of the sector. Finally, an underweight in the producer durables sector was advantageous, although stock selection was a detractor. Here, machinery stocks have been hurt in the weak economic environment but we did not own any machinery holdings in the portfolio.

In contrast, stock selection in the financial services sector had the largest negative impact on relative performance, driven by diversified financial services holdings. In the materials and processing sector, stock selection, especially in building materials stocks, was another major detractor from relative performance. Stock selection in the consumer discretionary sector dampened relative returns, despite the positive effect of an overweight there. Within the sector, the hotel/motel and commercial services industries were the main areas of underperformance for the period.

It is our goal to hold a portfolio of high-quality growth stocks we believe may perform well regardless of the market environment. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high-quality stream of cash flow and earnings growth and the ability to redeploy capital at a high rate of return.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 03/31/09
Illumina, Inc.	4.8%
Ultra Petroleum Corp. (Canada)	4.7
Southwestern Energy Co.	4.5
Tencent Holdings Ltd. (Cayman Islands)	4.3
Li & Fung Ltd. (Bermuda)	3.3
Martin Marietta Materials, Inc.	3.1
Expeditors International of Washington, Inc.	3.0
Techne Corp.	2.9
Baidu, Inc. (ADR) (Cayman Islands)	2.8
Redecard SA (Brazil)	2.7

TOP FIVE INDUSTRIES as of 03/31/09
Oil & Gas Production	11.0%
Biotechnology	10.8
Internet Software/Services	9.3
Other Consumer Services	7.2
Air Freight/Couriers	5.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) and other equity securities of mid capitalization companies. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. The derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Investment Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 04/29/83)		(since 07/28/97)		(since 07/28/97)
Symbol	DGRAX		DGRBX		DGRCX		DGRDX
1 Year	(41.28)%[3]		(41.68)%[3]		(41.70)%[3]		(41.13)%[3]
	(44.36	) [4]	(44.33	) [4]	(42.23	) [4]	—

5 Years	(1.23	) [3]	(1.98	) [3]	(1.96	) [3]	(1.00	) [3]
	(2.29	) [4]	(2.31	) [4]	(1.96	) [4]	—

10 Years	0.89	[3]	0.26	[3]	0.12	[3]	1.11	[3]
	0.34	[4]	0.26	[4]	0.12	[4]	—

Since Inception	2.33	[3]	5.85	[3]	1.57	[3]	2.56	[3]
	1.86	[4]	5.85	[4]	1.57	[4]	—
Gross Expense Ratio	0.99%		1.75%		1.72%		0.75%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expenses are as of the Fund’s fiscal year end.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Mid-Cap Growth Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/08 – 03/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period@
	Account Value	Account Value	10/01/08 –
	10/01/08	03/31/09	03/31/09
Class A
Actual (−28.68% return)	$1,000.00	$713.20	$5.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.49
Class B
Actual (−28.94% return)	$1,000.00	$710.60	$8.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.76	$10.25
Class C
Actual (−28.93% return)	$1,000.00	$710.70	$8.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.76	$10.25
Class I
Actual (−28.58% return)	$1,000.00	$714.20	$4.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.75	$5.24

@	Expenses are equal to the Fund’s annualized expense ratios of 1.29%, 2.04%, 2.04% and 1.04% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments - March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.4%)
	Air Freight/Couriers (5.4%)
93,305	C.H. Robinson Worldwide, Inc.	$4,255,641
193,569	Expeditors International of Washington, Inc.	5,476,067

		9,731,708

	Alternative Power Generation (1.1%)
157,143	Covanta Holding Corp. (a)	2,057,002

	Apparel/Footwear Retail (1.8%)
96,200	Abercrombie & Fitch Co. (Class A)	2,289,560
101,833	Lululemon Athletica Inc. (Canada) (a)	881,874

		3,171,434

	Biotechnology (9.8%)
85,269	Gen-Probe Inc. (a)	3,886,561
233,136	Illumina, Inc. (a)	8,681,985
93,748	Techne Corp.	5,128,953

		17,697,499

	Broadcasting (1.0%)
117,568	Discovery Communications Inc. (Class C) (a)	1,722,371

	Casino/Gaming (1.4%)
126,584	Wynn Resorts Ltd. (a)	2,527,882

	Chemicals: Major Diversified (1.7%)
229,115	Nalco Holding Co.	2,994,533

	Chemicals: Specialty (0.3%)
78,303	Rockwood Holdings Inc. (a)	621,726

	Construction Materials (3.7%)
70,462	Martin Marietta Materials, Inc.	5,587,637
44,101	Texas Industries, Inc.	1,102,525

		6,690,162

	Engineering & Construction (1.4%)
95,918	Aecom Technology Corp. (a)	2,501,542

	Finance/Rental/Leasing (2.7%)
399,604	Redecard SA (Brazil)	4,842,275

	Financial Conglomerates (3.9%)
221,607	Brookfield Asset Management Inc. (Class A) (Canada)	3,053,745
268,171	Leucadia National Corp. (a)	3,993,066

		7,046,811

	Financial Publishing/Services (2.4%)
37,935	Moody’s Corp.	869,470
102,435	Morningstar, Inc. (a)	3,498,155

		4,367,625

	Gas Distributors (1.1%)
64,887	Questar Corp.	1,909,624

	Home Building (1.9%)
129,785	Gafisa S.A. (ADR) (Brazil)	1,296,554
4,758	NVR, Inc. (a)	2,035,235

		3,331,789

	Home Furnishings (0.6%)
36,997	Mohawk Industries, Inc. (a)	1,105,100

	Information Technology Services (1.9%)
206,621	Teradata Corp. (a)	3,351,393

	Internet Retail (2.5%)
162,505	Ctrip.com International Ltd. (ADR) (Cayman Islands)	4,452,637

	Internet Software/Services (9.3%)
28,061	Baidu, Inc. (ADR) (Cayman Islands) (a)	4,955,573
36,285	Equinix, Inc. (a)	2,037,403
1,036,600	Tencent Holdings Ltd. (Cayman Islands) (c)(d)	7,702,098
158,700	Yahoo! Inc. (a)	2,032,947

		16,728,021

	Investment Banks/Brokers (3.2%)
31,624	Greenhill & Co., Inc.	2,335,432
44,822	IntercontinentalExchange Inc. (a)	3,337,894

		5,673,326

	Investment Managers (0.5%)
182,746	Calamos Asset Management, Inc. (Class A)	879,008

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments - March 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Investment Trusts/Mutual Funds (1.2%)
349,293	Groupe Aeroplan, Inc. (Canada)	$2,172,000

	Media Conglomerates (0.9%)
98,423	Discovery Communications (Class A) (a)	1,576,736

	Medical Specialties (2.0%)
14,439	Intuitive Surgical, Inc. (a)	1,376,903
123,175	Mindray Medical International Limited (ADR) (Cayman Islands)	2,279,969

		3,656,872

	Miscellaneous Commercial Services (3.1%)
99,744	Corporate Executive Board Co. (The)	1,446,288
99,232	IHS Inc. (Class A) (a)	4,086,374

		5,532,662

	Oil & Gas Production (11.0%)
61,861	Petrohawk Energy Corp. (a)	1,189,587
49,229	Range Resources Corp.	2,026,266
274,311	Southwestern Energy Co. (a)	8,144,294
236,243	Ultra Petroleum Corp. (Canada) (a)	8,478,761

		19,838,908

	Other Consumer Services (7.2%)
2,496,900	Alibaba.com Ltd. (Cayman Islands) (a)(c)(d)	2,294,262
63,834	New Oriental Education & Technology Group, Inc. (a) (ADR) (Cayman Islands)	3,207,659
60,169	Priceline.com Inc. (a)	4,740,114
14,975	Strayer Education, Inc.	2,693,553

		12,935,588

	Other Metals/Minerals (0.7%)
68,314	Intrepid Potash Inc. (a)	1,260,393

	Other Transportation (1.0%)
96,163	Grupo Aeroportuario del Pacifico SAB de CV (ADR) (Mexico)	1,754,975

	Packaged Software (3.6%)
116,800	Autodesk, Inc. (a)	1,963,408
139,560	Salesforce.com, Inc. (a)	4,567,799

		6,531,207

	Personnel Services (0.6%)
140,856	Monster Worldwide, Inc. (a)	1,147,976

	Pharmaceuticals: Other (1.5%)
56,868	Allergan, Inc. (a)	2,716,016

	Property – Casualty Insurers (1.1%)
7,298	Alleghany Corp. (a)	1,976,505

	Restaurants (2.3%)
371,295	Starbucks Corp. (a)	4,125,087

	Wholesale Distributors (3.3%)
2,512,180	Li & Fung Ltd. (Bermuda) (c)(d)	5,900,866

	Wireless Telecommunications (1.3%)
23,443	Millicom International Cellular S.A. (Luxembourg)	868,329
103,690	NII Holdings Inc. (a)	1,555,350

		2,423,679

	Total Common Stocks (Cost $273,489,283)	176,952,938

	Convertible Preferred Stock (0.9%)
	Biotechnology
138,620	Ironwood Pharmaceuticals (Cost $1,663,440) (b)(c)	1,663,440

NUMBER OF SHARES (000)

	Short-Term Investment (e) (0.9%)
	Investment Company
1,653	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $1,653,490)	$1,653,490

Total Investments (Cost $276,806,213) (f)	100.2%	180,269,868
Liabilities in Excess of Other Assets	(0.2)	(316,768)

Net Assets	100.0%	$179,953,100

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments - March 31, 2009 (unaudited) continued

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	Securities with a total market value of $17,560,666 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 9.
(d)	Security trades on a Hong Kong exchange.
(e)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,152,179 and the aggregate gross unrealized depreciation is $112,688,524 resulting in net unrealized depreciation of $96,536,345.
Summary of Investments

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Oil & Gas Production	$19,838,908	11.0%
Biotechnology	19,360,939	10.7
Internet Software/Services	16,728,021	9.3
Other Consumer Services	12,935,588	7.2
Air Freight/Couriers	9,731,708	5.4
Financial Conglomerates	7,046,811	3.9
Construction Materials	6,690,162	3.7
Packaged Software	6,531,207	3.6
Wholesale Distributors	5,900,866	3.3
Investment Banks/Brokers	5,673,326	3.1
Miscellaneous Commercial Services	5,532,662	3.1
Finance/Rental/Leasing	4,842,275	2.7
Internet Retail	4,452,637	2.5
Financial Publishing/Services	4,367,625	2.4
Restaurants	4,125,087	2.3
Medical Specialties	3,656,872	2.0
Information Technology Services	3,351,393	1.9
Home Building	3,331,789	1.8
Apparel/Footwear Retail	3,171,434	1.8
Chemicals: Major Diversified	2,994,533	1.7
Pharmaceuticals: Other	2,716,016	1.5
Casino/Gaming	2,527,882	1.4
Engineering & Construction	2,501,542	1.4
Wireless Telecommunications	2,423,679	1.3
Investment Trusts/Mutual Funds	2,172,000	1.2
Alternative Power Generation	2,057,002	1.1
Property – Casualty Insurers	1,976,505	1.1
Gas Distributors	1,909,624	1.1
Other Transportation	1,754,975	1.0
Broadcasting	1,722,371	1.0
Investment Company	1,653,490	0.9
Media Conglomerates	1,576,736	0.9
Other Metals/Minerals	1,260,393	0.7
Personnel Services	1,147,976	0.6
Home Furnishings	1,105,100	0.6
Investment Managers	879,008	0.5
Chemicals: Specialty	621,726	0.3

	$180,269,868	100.0%

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Statements

Statement of Assets and Liabilities
March 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $275,152,723)	$178,616,378
Investment in affiliate, at value (cost $1,653,490)	1,653,490
Foreign cash (cost $200)	200
Receivable for:
Investments sold	1,852,965
Dividends	156,049
Shares of beneficial interest sold	17,363
Dividends from affiliate	880
Prepaid expenses and other assets	41,922

Total Assets	182,339,247

Liabilities:
Payable for:
Investments purchased	1,654,892
Shares of beneficial interest redeemed	378,228
Investment advisory fee	62,667
Distribution fee	54,891
Transfer agent fee	54,147
Administration fee	12,077
Accrued expenses and other payables	169,245

Total Liabilities	2,386,147

Net Assets	$179,953,100

Composition of Net Assets:
Paid-in-capital	$341,582,430
Net unrealized depreciation	(96,539,181)
Accumulated net investment loss	(833,070)
Accumulated net realized loss	(64,257,079)

Net Assets	$179,953,100

Class A Shares:
Net Assets	$151,238,146
Shares Outstanding (unlimited authorized, $.01 par value)	9,714,854
Net Asset Value Per Share	$15.57

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$16.43

Class B Shares:
Net Assets	$17,046,542
Shares Outstanding (unlimited authorized, $.01 par value)	1,238,321
Net Asset Value Per Share	$13.77

Class C Shares:
Net Assets	$10,423,702
Shares Outstanding (unlimited authorized, $.01 par value)	753,907
Net Asset Value Per Share	$13.83

Class I Shares:
Net Assets	$1,244,710
Shares Outstanding (unlimited authorized, $.01 par value)	77,163
Net Asset Value Per Share	$16.13

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Statements continued

Statement of Operations
For the six months ended March 31, 2009 (unaudited)

Net Investment Loss:
Income
Dividends (net of $34,399 foreign withholding tax)	$712,438
Dividends from affiliate	45,163

Total Income	757,601

Expenses
Investment advisory fee	405,389
Transfer agent fees and expenses	345,445
Distribution fee (Class A shares)	197,815
Distribution fee (Class B shares)	102,072
Distribution fee (Class C shares)	55,921
Administration fee	77,217
Shareholder reports and notices	77,192
Professional fees	36,205
Registration fees	26,369
Custodian fees	17,683
Trustees’ fees and expenses	6,021
Other	13,793

Total Expenses	1,361,122
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(3,915)

Net Expenses	1,357,207

Net Investment Loss	(599,606)

Realized and Unrealized Gain (Loss):
Realized Loss on:
Investments	(39,397,385)
Foreign exchange transactions	(11,806)

Net Realized Loss	(39,409,191)

Change in Unrealized Appreciation/Depreciation on:
Investments	(43,659,090)
Net translation of other assets and liabilities denominated in foreign currencies	(2,041)

Net Change in Unrealized Appreciation/Depreciation	(43,661,131)

Net Loss	(83,070,322)

Net Decrease	$(83,669,928)

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	MARCH 31, 2009	SEPTEMBER 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(599,606)	$(1,527,517)
Net realized gain (loss)	(39,409,191)	22,744,227
Net change in unrealized appreciation/depreciation	(43,661,131)	(146,025,928)

Net Decrease	(83,669,928)	(124,809,218)

Distributions to Shareholders from Net Realized Gain:
Class A shares	(12,463,058)	(22,325,859)
Class B shares	(1,821,289)	(9,336,232)
Class C shares	(977,975)	(2,308,824)
Class I shares	(99,812)	(1,426,466)

Total Distributions	(15,362,134)	(35,397,381)

Net decrease from transactions in shares of beneficial interest	(14,108,848)	(21,130,163)

Net Decrease	(113,140,910)	(181,336,762)
Net Assets:
Beginning of period	293,094,010	474,430,772

End of Period (Including accumulated net investment losses of $833,070 and $233,464, respectively)	$179,953,100	$293,094,010

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Mid Cap Growth Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period October 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended September 30, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million and 0.395% to the portion of the daily net assets exceeding $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $30,571,228 at March 31, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $4,672, $16,234 and $477, respectively and received $5,970 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended March 31, 2009, advisory fees paid were reduced by $3,915 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $45,163, for the six months ended March 31, 2009. During the six months ended March 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $19,733,678 and $34,449,100, respectively.

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2009 aggregated $24,088,493 and $40,136,201, respectively. Included in the aforementioned transactions are purchases and sales of $94,515 and $6,049,760, respectively with other Morgan Stanley funds, including net realized loss of $3,069,773.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

For the six months ended March 31, 2009, the Fund incurred brokerage commissions of $960 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2009 included in “trustees’ fees and expenses” in the Statement of Operations amounted to $2,992. At March 31, 2009, the Fund had an accrued pension liability of $58,731 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	MARCH 31, 2009		SEPTEMBER 30, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	491,221	$7,680,239	2,138,677	$60,220,980
Conversion from Class B	59,675	930,026	554,222	17,445,986
Reinvestment of dividends	824,472	12,276,385	628,614	20,744,266
Redeemed	(1,426,410)	(22,977,707)	(1,777,911)	(54,088,374)

Net increase (decrease) – Class A	(51,042)	(2,091,057)	1,543,602	44,322,858

CLASS B SHARES
Sold	24,007	362,065	110,050	3,146,178
Conversion to Class A	(66,855)	(930,026)	(613,402)	(17,445,986)
Reinvestment of dividends	131,670	1,738,047	288,209	8,582,872
Redeemed	(428,829)	(6,074,487)	(2,065,776)	(50,751,294)

Net decrease – Class B	(340,007)	(4,904,401)	(2,280,919)	(56,468,230)

CLASS C SHARES
Sold	28,331	424,639	59,778	1,718,627
Reinvestment of dividends	70,938	940,640	69,987	2,091,921
Redeemed	(143,385)	(2,106,196)	(221,948)	(6,195,293)

Net decrease – Class C	(44,116)	(740,917)	(92,183)	(2,384,745)

CLASS I SHARES
Sold	7,952	140,518	28,158	858,122
Reinvestment of dividends	6,412	98,871	35,942	1,221,293
Redeemed	(351,281)	(6,611,862)	(273,352)	(8,679,461)

Net decrease – Class I	(336,917)	(6,372,473)	(209,252)	(6,600,046)

Net decrease in Fund	(772,082)	$(14,108,848)	(1,038,752)	$(21,130,163)

7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.
9. Fair Valuation Measurements
The Fund adopted FASB statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT MARCH 31, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in Securities	$180,269,868	$162,709,202	$15,897,226	$1,663,440

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS IN
SECURITIES

Beginning Balance	$1,663,440
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$1,663,440

10. Accounting Pronouncements
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not been determined.

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund’s financial statements.

Morgan Stanley Mid Cap Growth Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$23.78		$35.96		$27.00		$25.18	$19.83	$16.53

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.04)		(0.05)		0.05		(0.03)	(0.14)	(0.12)
Net realized and unrealized gain (loss)	(6.84)		(9.46)		8.91		1.85	5.49	3.42

Total income (loss) from investment operations	(6.88)		(9.51)		8.96		1.82	5.35	3.30

Less distribution from capital gains	(1.33)		(2.67)		—		—	—	—

Net asset value, end of period	$15.57		$23.78		$35.96		$27.00	$25.18	$19.83

Total Return(2)	(28.68	)%(7)	(28.53)%		33.19%		7.23%	26.98%	19.96%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.29	%(4)(6)	0.99	%(4)	1.01	%(4)	1.04%	1.09%	1.01	%(5)
Net investment income (loss)	(0.51	)%(4)(6)	(0.17	)%(4)	0.15	%(4)	(0.12)%	(0.61)%	(0.62	)%(5)
Supplemental Data:
Net assets, end of period, in thousands	$151,238		$232,192		$295,694		$256,512	$262,913	$49,312
Portfolio turnover rate	13	%(7)	59%		72%		59%	115%	149%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 1.04% and (0.65)%, respectively.
(6)	Annualized.
(7)	Not annualized.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009		2008		2007		2006	2005	2004
	(unaudited)

Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.33		$32.76		$24.78		$23.29	$18.49	$15.53

Income (loss) from investment operations:
Net investment loss(1)	(0.09)		(0.25)		(0.17)		(0.22)	(0.28)	(0.24)
Net realized and unrealized gain (loss)	(6.14)		(8.51)		8.15		1.71	5.08	3.20

Total income (loss) from investment operations	(6.23)		(8.76)		7.98		1.49	4.80	2.96

Less distribution from capital gains	(1.33)		(2.67)		—		—	—	—

Net asset value, end of period	$13.77		$21.33		$32.76		$24.78	$23.29	$18.49

Total Return(2)	(28.94	)%(7)	(29.08)%		32.24%		6.40%	25.96%	19.06%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.04	%(4)(6)	1.75	%(4)	1.77	%(4)	1.80%	1.85%	1.78	%(5)
Net investment loss	(1.26	)%(4)(6)	(0.93	)%(4)	(0.61	)%(4)	(0.88)%	(1.37)%	(1.39	)%(5)
Supplemental Data:
Net assets, end of period, in thousands	$17,046		$33,659		$126,446		$135,254	$174,688	$389,848
Portfolio turnover rate	13	%(7)	59%		72%		59%	115%	149%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 1.81% and (1.42)%, respectively.
(6)	Annualized.
(7)	Not annualized.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.41		$32.88		$24.87		$23.37	$18.55	$15.57

Income (loss) from investment operations:
Net investment loss(1)	(0.09)		(0.25)		(0.17)		(0.22)	(0.28)	(0.24)
Net realized and unrealized gain (loss)	(6.16)		(8.55)		8.18		1.72	5.10	3.22

Total income (loss) from investment operations	(6.25)		(8.80)		8.01		1.50	4.82	2.98

Less distribution from capital gains	(1.33)		(2.67)		—		—	—	—

Net asset value, end of period	$13.83		$21.41		$32.88		$24.87	$23.37	$18.55

Total Return(2)	(28.93	)%(7)	(29.08)%		32.21%		6.42%	25.98%	19.14%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.04	%(4)(6)	1.72	%(4)	1.77	%(4)	1.80%	1.81%	1.78	%(5)
Net investment loss	(1.26	)%(4)(6)	(0.90	)%(4)	(0.61	)%(4)	(0.88)%	(1.33)%	(1.39	)%(5)
Supplemental Data:
Net assets, end of period, in thousands.	$10,424		$17,085		$29,267		$26,462	$28,754	$29,208
Portfolio turnover rate	13	%(7)	59%		72%		59%	115%	149%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 1.81% and (1.42)%, respectively.
(6)	Annualized.
(7)	Not annualized.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$24.53		$36.94		$27.66		$25.75	$20.24	$16.83

Income (loss) from investment operations:
Net investment income (loss)(1)	0.00		0.03		0.12		(0.01)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	(7.07)		(9.77)		9.16		1.92	5.59	3.48

Total income (loss) from investment operations	(7.07)		(9.74)		9.28		1.91	5.51	3.41

Less distribution from capital gains	(1.33)		(2.67)		—		—	—	—

Net asset value, end of period	$16.13		$24.53		$36.94		$27.66	$25.75	$20.24

Total Return(2)	(28.58	)%(7)	(28.39)%		33.55%		7.42%	27.22%	20.26%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.04	%(4)(6)	0.75	%(4)	0.77	%(4)	0.80%	0.85%	0.78	%(5)
Net investment income (loss)	(0.26	)%(4)(6)	0.07	%(4)	0.39	%(4)	0.12%	(0.37)%	(0.39	)%(5)
Supplemental Data:
Net assets, end of period, in thousands.	$1,245		$10,158		$23,024		$21,702	$85,887	$85,031
Portfolio turnover rate	13	%(7)	59%		72%		59%	115%	149%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 0.81% and (0.42)%, respectively.
(6)	Annualized.
(7)	Not annualized.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Mid Cap Growth Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Tru-stees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Mid Cap Growth Fund

Semiannual
Report
March 31, 2009

DGRSAN
IU09-02264P-Y03/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Mid Cap Growth Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 21, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2009

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